Income Tax Expense (Details) - Schedule of income tax expense (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Expense Abstract
Statutory tax rate	27.50%	27.50%	27.50%